Other disclosures - Acquisition of businesses - Fair value of recognized assets and liabilities (Details) - Dicerna Pharmaceuticals, Inc., United States kr in Millions	Dec. 28, 2021 DKK (kr)
Disclosure of detailed information about business combination [line items]
Intellectual property rights	kr 18,687
Other intangible assets	24
Financial assets	31
Cash	3,033
Deferred tax assets/liabilities, net	(3,480)
Other net assets	(607)
Identifiable assets acquired (liabilities assumed)	17,688
Goodwill	4,346
Consideration transferred, acquisition-date fair value	22,034
Settlement of pre-existing relationship	(145)
Fair value of equity interest before acquisition date	573
Consideration transferred	21,316
Cash transferred	kr 18,283